Borrowings - Summary of Borrowings (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Short-term borrowings		$ 13,511,319	$ 11,863,506
Long-term borrowings		4,864,373	4,741,358
Total	$ 7,674,154	$ 21,957,620	$ 18,606,006
Short-term borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			8.15%
Short-term borrowings			$ 633,945
SBI Savings Bank | Short-term borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		9.37%	7.38%
Short-term borrowings		$ 672,059	$ 729,036
KEB Hana Bank | Long-term borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.90%
Long-term borrowings		$ 4,248,646
KEB Hana Bank | Short-term borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.59%
Short-term borrowings		$ 1,158,722
Whale Investment | Short-term borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		8.00%
Short-term borrowings		$ 3,476,165
Samsung Securities Co., Ltd | Short-term borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.00%	6.00%
Short-term borrowings		$ 619,916	$ 635,926
Powergen | Short-term borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		11.00%
Short-term borrowings		$ 749,307
Ulmus-Solon Technology Investment Partnership 1st Joint Business Execution Cooperative | Short-term borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.00%	6.00%
Short-term borrowings		$ 247,966	$ 254,370
Yu Ha Asset | Short-term borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		12.00%
Short-term borrowings		$ 772,481
William Isam Company | Short-term borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.00%	4.00%
Short-term borrowings		$ 190,632	$ 189,407
Biox | Short-term borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.00%
Short-term borrowings		$ 314,846
Others | Long-term borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			2.50%
Long-term borrowings		$ 615,727	$ 45,397
Others | Long-term borrowings | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.50%
Others | Long-term borrowings | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.00%
Others | Short-term borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.00%
Short-term borrowings		$ 5,309,225	$ 2,903,178
Others | Short-term borrowings | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		1.00%
Others | Short-term borrowings | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		36.00%
Others | Long-term borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.00%
Long-term borrowings			$ 337,592
United asset management Ltd.
Disclosure of detailed information about borrowings [line items]
Current portion of long-term borrowings		$ 1,620,136	$ 2,001,142
United asset management Ltd. | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.00%	6.00%
United asset management Ltd. | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		7.38%	7.38%
Charm Savings Bank
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		10.00%
Convertible bond		$ 1,961,792
Whale No.1 M&A Private Equity Joint Venture for Small and Medium Enterprises | Short-term borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			8.00%
Short-term borrowings			$ 3,565,938
Han Partners | Short-term borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			6.00%
Short-term borrowings			$ 132,177
Han Partners | Short-term borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			6.00%
Short-term borrowings			$ 82,611
Han Partners | Short-term borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			6.00%
Short-term borrowings			$ 66,089
Han Partners | Short-term borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			6.00%
Short-term borrowings			$ 8,262
Kookmin Bank | Short-term borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			8.15%
Short-term borrowings			$ 285,275
Sung Soo Lee | Short-term borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			7.90%
Short-term borrowings			$ 2,377,292
MG Saemaul Credit Union (Sannam) | Long-term borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			9.00%
Long-term borrowings			$ 3,565,938
MG Saemaul Credit Union (Sannam) | Long-term borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			8.70%
Long-term borrowings			$ 792,431